SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

During the fourth quarter of 2021, the Company entered into a $860 million term loan and revolving Secured Facilities Agreement with Arab Petroleum Investments Corporation (“APICORP”), HSBC Bank Middle East Limited, Mashreqbank PSC and Saudi British Bank acting as initial mandated lead arrangers, HSBC Bank Middle East Limited acting as bookrunner and global agent, HSBC Bank Middle East Limited and Mashreqbank PSC acting as coordinator, Saudi British Bank and Mashreqbank PSC acting as security agents, NPS Bahrain for Oil & Gas Wells Services WLL, Gulf Energy SAOC, Energy Oilfield Supplies DMCC and National Petroleum Technology Company as borrowers. The $860 million consists of a $430 million term loan, a $350 million working capital facility for letters of guarantee and letters of credit, and a $80 million revolving credit facility. No payments are due on the term loan until the first quarter of 2023. Borrowings under the term and revolving facilities will incur interest at the rate of three-month LIBOR plus 2.6% to 3.0% per annum, varying based on the Company’s Net Debt / EBITDA ratio. Covenants will include maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00. Upon consummation of this transaction, the Company settled its existing debt obligations described in Note 10, Debt, to our condensed consolidated interim financial statements.